Consolidated Statements of Cash Flows - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Operating activities
Net loss	$ (75,089)	$ (15,378)	$ (1,681,783)	$ (51,263)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	2,201	1,442	7,506	5,577
Amortization of right-of-use assets	371	300	1,229	1,159
Amortization of premiums and accretion of discounts on marketable securities	2,410	(53)	1,201	(1,964)
Amortization of strategic premium	(151)	(164)	(655)	(873)
Gain on property and equipment disposals	(104)		3	(90)
Stock-based compensation expense	11,676	2,197	17,024	6,811
Change in fair value of convertible preferred stock warrant liabilities	30,764		20,765	94
Change in fair value of convertible preferred stock tranche liabilities			999,865
Change in fair value of assumed common stock warrant liabilities	30,800		581,863
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	2,479	(165)	(9,648)	(550)
Accounts payable, accrued liabilities and accrued compensation	4,252	600	2,447	319
Operating lease liability	(345)	(260)	(1,080)	(951)
Net cash used in operating activities	(21,536)	(11,481)	(61,263)	(41,731)
Investing activities
Purchases of property and equipment	(13,269)	(4,934)	(24,093)	(9,846)
Proceeds from disposal of property and equipment	108
Proceeds from maturities of marketable securities	111,000	32,000	113,006	239,500
Purchases of marketable securities			(891,561)	(196,353)
Net cash (used in) provided by investing activities	97,839	27,066	(802,648)	33,301
Financing activities
Proceeds from exercise of stock options	880	13	599	394
Net proceeds from warrant exercised	109,133
Payment of Business Combination share issuance costs	(1,016)
Proceeds from issuance of Series F preferred stock, net of issuance costs			176,462
Proceeds from issuance of Class A Common Stock pursuant to Legacy QuantumScape Series F Preferred Stock Purchase Agreement, net of issuance costs	463,825		99,800
Business Combination, net of issuance costs paid			676,863
Net cash provided by financing activities	572,822	13	953,724	394
Net increase (decrease) in cash, cash equivalents and restricted cash	649,125	15,598	89,813	(8,036)
Cash, cash equivalents and restricted cash at beginning of period	115,409	25,596	25,596	33,632
Cash, cash equivalents and restricted cash at end of period	764,534	41,194	115,409	25,596
Supplemental disclosure of cash flow information
Purchases of property and equipment, accrued but not paid	8,944	$ 1,423	4,170	$ 2,547
Business Combination transaction costs, accrued but not paid			1,016
Net assets assumed from Business Combination			$ 592
Common stock issuance costs, accrued but not paid	899
Fair value of assumed common stock warrants exercised	$ 432,424